Stock Based Compensation (Details 4) - Nonvested Shares [Member] - Aerkomm 2017 [Member]	9 Months Ended
Sep. 30, 2017 $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	2,000,000
Vested | shares	(303,125)
Forfeited/Cancelled | shares
Outstanding, Ending | shares	1,696,875
Weighted Average Exercise Price Per Share
Outstanding options, beginning | $ / shares
Granted | $ / shares	5.9129
Vested | $ / shares	5.5000
Forfeited/Cancelled | $ / shares
Outstanding options, Ending | $ / shares	$ 5.9866